FINANCIAL INSTRUMENTS (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Movement	R$ 2,479,943	R$ (3,278,956)	R$ 805,749
Realization	321,341	137,082	R$ (240,886)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Fair value, net of taxes, beginning	(5,920,496)
Movement	2,307,466
Realization	378,725
Fair value, net of taxes, ending	(3,234,305)	(5,920,496)
Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Fair value, net of taxes, beginning	(8,970,450)
Movement	3,496,160
Realization	573,825
Fair value, net of taxes, ending	(4,900,465)	(8,970,450)
Income Tax And Social Contribution On Cash Flow Hedge Accounting [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Fair value, net of taxes, beginning	3,049,954
Movement	(1,188,694)
Realization	(195,100)
Fair value, net of taxes, ending	R$ 1,666,160	R$ 3,049,954